Events after the reporting period (Details Narrative) - BRL (R$) R$ in Thousands	Apr. 08, 2024	Jun. 03, 2024	Jun. 01, 2024	Apr. 17, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Tariffs adustments	6.4469%
Foreign currency of existing debts				R$ 534,000
Net book value of Igarapava related assets			R$ 11,400		R$ 44,459,122	R$ 44,012,858	R$ 39,744,201	R$ 39,320,871
Regulator amount					57,200
Payments to receive warrants					3,064,500
Payments to receive warrants historical value					2,373,800
Payments to receive warrants net					1,873,200
Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
Payments to receive warrants					R$ 3,064,500
Sabesp Share Capital [Member]
IfrsStatementLineItems [Line Items]
Share capital percentage		18.00%
Investor Share Capital [Member]
IfrsStatementLineItems [Line Items]
Share capital percentage		15.00%
Conselho Diretor Do Programa Estadual [Member]
IfrsStatementLineItems [Line Items]
Share capital percentage		10.00%